OTHER COMPREHENSIVE INCOME OR LOSS (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Schedule of Changes in the Accumulated Other Comprehensive Income or Loss

Changes in the AOCI balance by component are shown below (in millions):

	40 weeks ended December 2, 2017
	Total	Pension and Post- retirement benefit plans	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(12.8)	$79.7	$(28.1)	$(66.1)	$1.7

Other comprehensive income before reclassifications	32.4	2.2	4.8	23.7	1.7
Amounts reclassified from accumulated other comprehensive income	25.7	2.8	27.9	—	(5.0)
Tax (expense) benefit	(18.8)	1.0	(10.1)	(9.4)	(0.3)

Current-period other comprehensive income (loss), net	39.3	6.0	22.6	14.3	(3.6)

Ending AOCI balance	$26.5	$85.7	$(5.5)	$(51.8)	$(1.9)

	40 weeks ended December 3, 2016
	Total	Pension and Post- retirement benefit plans	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(112.7)	$(2.3)	$(67.5)	$(45.6)	$2.7

Other comprehensive (loss) income before reclassifications	(59.3)	(15.5)	2.8	(42.6)	(4.0)
Amounts reclassified from accumulated other comprehensive income	41.5	1.7	39.8	—	—
Tax benefit (expense)	8.2	1.7	(10.8)	16.9	0.4

Current-period other comprehensive (loss) income, net	(9.6)	(12.1)	31.8	(25.7)	(3.6)

Ending AOCI balance	$(122.3)	$(14.4)	$(35.7)	$(71.3)	$(0.9)

Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2016
	Total	Pension and Post- retirement benefit plan items	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(112.7)	$(2.3)	$(67.5)	$(45.6)	$2.7
Other comprehensive income (loss) before reclassifications	68.6	102.8	1.4	(34.2)	(1.4)
Amounts reclassified from Accumulated other comprehensive income	53.0	2.5	50.5	—	—
Tax (expense) benefit	(21.7)	(23.3)	(12.5)	13.7	0.4

Current-period other comprehensive income (loss), net	99.9	82.0	39.4	(20.5)	(1.0)

Ending AOCI balance	$(12.8)	$79.7	$(28.1)	$(66.1)	$1.7

	Fiscal 2015
	Total	Pension and Post- retirement benefit plan items	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$59.6	$77.1	$(20.6)	$—	$3.1
Other comprehensive income (loss) before reclassifications	(304.7)	(120.5)	(107.7)	(75.5)	(1.0)
Amounts reclassified from Accumulated other comprehensive income	36.8	(4.0)	40.8	—	—
Tax benefit	95.6	45.1	20.0	29.9	0.6

Current-period other comprehensive income (loss), net	(172.3)	(79.4)	(46.9)	(45.6)	(0.4)

Ending AOCI balance	$(112.7)	$(2.3)	$(67.5)	$(45.6)	$2.7